U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2

                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



1.   Name and address of issuer:

     FBL Variable Insurance Series Fund
     5400 University Avenue
     West Des Moines, IA  50266


2. Name of each series or class of funds for which this notice is filed:

     Value Growth Portfolio, High Grade Bond Portfolio, High Yield Bond Portfolio, Managed Portfolio, Blue Chip Portfolio, Money
Market Portfolio


3.   Investment Company Act File Number: 811-05069

     Securities Act File Number:  33-12791


4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996


5.  Check box if this notice is being filed more than 180 days
after the close of the issuer's fiscal year       for purposes of
reporting securities sold after the close of the fiscal year but
before termination       of the issuer's 24f-2 declaration  [  ]:


6.   Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see Instruction        A.6):


7.   Number and amount of securities of the same class or series
which had been registered under the        Securities Act of 1933
other than pursuant to rule 24f-2 in a prior fiscal year, but which
remained       unsold at the beginning of the fiscal year: None


8.   Number and amount of securities registered during the fiscal
year other than pursuant to rule         24f-2: None


9. Number and aggregate sale price of securities sold during the fiscal year:

     12,167,034.704 shares, $36,643,425


10.  Number and aggregate sale price of securities sold during the
fiscal year in reliance upon                 registration pursuant
to rule 24f-2:

     12,167,034.704 shares, $36,643,425


11.  Number and aggregate sale price of securities issued during
the fiscal year in connection with         dividend reinvestment
plans, if applicable (see Instruction B.7):

     568,268.528 shares, $6,122,580


12.  Calculation of registration fee:
     (i)  Aggregate sale price of securities sold during the fiscal
year in reliance on rule 24f-2 (from             Item 10):

               $ 36,643,425

     (ii) Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item             11, if
applicable):

               +   6,122,580

     (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               -   13,989,469

     (iv) Aggregate price of shares redeemed or repurchased and
previously applied as a reduction to             filing fees
pursuant to rule 24e-2 (if applicable):

               $      N/A

     (v)  Net aggregate price of securities sold and issued during
the fiscal year in reliance on rule 24f-2            (line (i),
plus line (ii), less line (iii), plus line (iv) (if applicable):

               $ 28,776,536

     (vi) Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or             regulation (see
Instruction C.6):

               X      1/3300

     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:

               $               0*

     * Registrant sells its shares exclusively to unmanaged separate accounts organized as unit investment trusts.


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a) [ X ]

Date of mailing or write transfer of filing fees to the Commission's lockbox depository:

     N/A


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

/s/ Dennis M. Marker

By (Signature and Title)*
Dennis M. Marker, Investment Administration Vice President

Date   February 21, 1997

*Please print the name and title of the signing officer below the signature.